Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 1 January 2024	1,438	170,911	8,105	591	14,097	7,050	202,191

Additions through business acquisition7)	—	2,062	—	—	157	—	2,219
Additions and transfers6)	79	5,817	55	99	5,866	1,239	13,155
Changes in asset retirement obligations	—	(183)	—	—	110	—	(73)
Disposals at cost	(30)	(6,538)	(88)	(5)	(188)	(537)	(7,385)
Assets reclassified to held for sale8)	(1)	(6,679)	—	(8)	(1,831)	(66)	(8,585)
Foreign currency translation effects	(40)	(10,473)	(585)	(17)	(857)	(172)	(12,145)

Cost at 31 December 2024	1,446	154,917	7,486	660	17,354	7,514	189,377

Accumulated depreciation and impairment at 1 January 2024	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)
Depreciation	(48)	(8,272)	(202)	(29)	—	(1,105)	(9,656)
Impairment	—	(64)	—	—	—	(7)	(71)
Reversal of impairment	2	158	7	—	25	—	191
Transfers6)	—	(2)	—	—	2	—	—
Accumulated depreciation and impairment on disposed assets	29	5,154	70	3	3	544	5,804
Accumulated depreciation and impairment on assets classified as held for sale8)	—	4,318	—	4	—	23	4,346
Foreign currency translation effects	30	8,372	435	9	10	82	8,939

Accumulated depreciation and impairment at 31 December 2024⁵⁾	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)

Carrying amount at 31 December 2024	271	33,255	1,016	312	17,278	3,428	55,560

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets	Total

Cost at 1 January 2023	1,343	171,948	8,285	562	10,815	6,633	199,586

Additions through business acquisition7)	48	1,121	339	38	370	8	1,923
Additions and transfers6)	113	7,286	60	19	3,197	1,087	11,761
Changes in asset retirement obligations	—	772	—	—	55	—	827
Disposals at cost	(64)	(3,567)	(446)	(29)	(30)	(634)	(4,771)
Assets reclassified to held for sale8)	(1)	(3,944)	—	—	(245)	(8)	(4,198)
Foreign currency translation effects	—	(2,705)	(133)	1	(64)	(36)	(2,937)

Cost at 31 December 2023	1,438	170,911	8,105	591	14,097	7,050	202,191

Accumulated depreciation and impairment at 1 January 2023	(1,203)	(131,455)	(6,763)	(338)	(135)	(3,194)	(143,088)
Depreciation	(44)	(7,976)	(224)	(26)	—	(1,079)	(9,350)
Impairment	(2)	(844)	(323)	—	(18)	(1)	(1,188)
Reversal of impairment	—	288	—	—	3	—	290
Transfers6)	1	(11)	—	(1)	10	—	(2)
Accumulated depreciation and impairment on disposed assets	52	3,355	442	28	22	634	4,533
Accumulated depreciation and impairment on assets classified as held for sale8)	1	3,176	—	—	—	6	3,183
Foreign currency translation effects	7	2,142	88	—	3	10	2,251

Accumulated depreciation and impairment at 31 December 2023⁵⁾	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)

Carrying amount at 31 December 2023	250	39,585	1,325	254	13,980	3,427	58,822

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

1) Depreciation according to unit of production method.
2) Land is not depreciated. Buildings include leasehold improvements.
3) Depreciation linearly over contract period.
4) Right of use assets at 31 December 2024 mainly consist of Land and buildings USD 1,328 million, Vessels USD 1,341 million and Drilling rigs USD 460 million.
5) See note 14 Impairments.
6) The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2024 and 2023 amounted to USD 240 million and USD 1,280 million, respectively.
7) For additions through business acquisition, see note 6 Acquisitions and disposals.
8) For assets reclassified to held for sale, see note 6 Acquisitions and disposals.